Hartford Schroders Diversified Opportunities Fund Average Annual Total Returns	12 Months Ended	27 Months Ended	60 Months Ended	95 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
60% MSCI ACWI Index (Net)/ 40% Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.21%	11.96%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	21.03%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	6.12%	(0.36%)	1.91%
ICE BofA US 3-Month Treasury Bill Index plus 5% (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.51%	10.18%
50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.71%	13.44%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.08%	14.58%
Class SDR | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.39%	13.04%
Class SDR | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	10.80%
Class SDR | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	14.77%